Earnings per share (Table)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Earning Per Share
The table below sets forth the computation for basic and diluted net income per ordinary share for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Profit / (Loss) attributable to owners of the parent	217	123	(10)

Weighted average number of ordinary shares, basic	505,336,489	501,803,294	498,243,792
Weighted average number of ordinary shares, diluted	507,843,609	503,697,933	498,243,792

Earnings per share, basic (cents)	43.04	24.48	(2.05)
Earnings per share, diluted (cents)	42.83	24.38	(2.05)